Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Consolidated Statements of Cash Flows
Cash, cash equivalents and restricted cash	¥ 17,376,115	$ 2,726,692	¥ 12,168,605	$ 1,909,520	¥ 6,397,860	¥ 10,206,538
Less: Cash, cash equivalents and restricted cash of held for sales at end of the year					1,133
Cash, cash equivalents and restricted cash of continuing operations, end of the year	¥ 17,376,115	$ 2,726,692	¥ 12,168,605		¥ 6,396,727